Cover	Nov. 21, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2022
Entity File Number	001-41474
Entity Registrant Name	Hainan Manaslu Acquisition Corp.
Entity Central Index Key	0001894370
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	B3406, 34F, West Tower, Block B
Entity Address, Address Line Two	Guorui Building, 11 Guoxing Avenue
Entity Address, City or Town	Haikou
Entity Address, Country	CN
Entity Address, Postal Zip Code	570203
City Area Code	+86
Local Phone Number	898-65315786
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, one redeemable warrant, and one right
Title of 12(b) Security	Units, each consisting of one ordinary share, one redeemable warrant, and one right
Trading Symbol	HMACU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	HMAC
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant entitling the holder to purchase one ordinary share at a price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant entitling the holder to purchase one ordinary share at a price of $11.50 per share
Trading Symbol	HMACW
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth of one ordinary share
Trading Symbol	HMACR
Security Exchange Name	NASDAQ